Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated (Deficit) Equity	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Mar. 31, 2016	$ (225.2)	$ 231.4	$ 164.4	$ (621.8)	$ 0.0	$ 0.8
Net income	276.5			276.5
Other comprehensive income	(3.0)					(3.0)
Stock-based compensation	9.3	0.9	8.4
Tax benefit from stock options exercised	3.0		3.0
Equity awards exercised	0.3	0.0	0.3
Dividends declared	(173.3)			(173.3)
Treasury stock purchased	(99.8)				(99.8)
Treasury stock retired	0.0	(3.2)	(2.3)	(94.3)	99.8
Ending balance at Mar. 31, 2017	(212.2)	229.1	173.8	(612.9)	0.0	(2.2)
Net income	146.1			146.1
Other comprehensive income	0.9					0.9
Stock-based compensation	11.1	0.4	11.6	(0.9)
Equity awards exercised	0.2		0.2
Dividends declared	(167.6)			(167.6)
Ending balance at Mar. 31, 2018	(221.5)	229.5	185.6	(635.3)	0.0	(1.3)
Net income	228.8			228.8
Other comprehensive income	(29.0)					(29.0)
Stock-based compensation	12.5	0.5	12.0
Dividends declared	(176.7)			(176.7)
Ending balance at Mar. 31, 2019	$ 974.4	$ 230.0	$ 197.6	$ 577.1	$ 0.0	$ (30.3)